Lease liabilities under IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Current lease liabilities	$ 21	$ 19	$ 14
Non-current lease liabilities	124	128	127
Total lease liabilities	$ 145	$ 147	$ 141	$ 135